PRINCIPAL ACCOUNTING POLICIES - Property and Equipment, Business Combinations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combinations
Net loss attributable to mezzanine equity holders	¥ 8,671	¥ 10,496
Land use rights | Minimum
Property and equipment
Estimated useful lives	32 years 5 months 1 day
Land use rights | Maximum
Property and equipment
Estimated useful lives	50 years
Building
Property and equipment
Estimated useful lives	20 years
Leasehold improvements
Property and equipment
Estimated useful lives	Lesser of the lease period or the estimated useful life
Electronic equipment | Minimum
Property and equipment
Estimated useful lives	3 years
Electronic equipment | Maximum
Property and equipment
Estimated useful lives	5 years
Furniture and fixtures
Property and equipment
Estimated useful lives	5 years
Motor vehicles
Property and equipment
Estimated useful lives	5 years
Other assets
Property and equipment
Estimated useful lives	5 years